American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
April 30, 2023

One Choice Portfolio: Conservative - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 38.8%
Diversified Bond Fund Investor Class	21,450,069	202,917,653
High Income Fund Investor Class	1,479,671	12,266,469
Inflation-Adjusted Bond Fund Investor Class	9,285,486	101,304,651
Short Duration Fund Investor Class	7,706,610	75,601,847
Short Duration Inflation Protection Bond Fund Investor Class	5,917,392	60,179,877
		452,270,497
Domestic Equity Funds — 32.1%
Disciplined Growth Fund Investor Class(2)	1,135,735	22,260,404
Focused Large Cap Value Fund Investor Class	9,623,984	95,662,396
Growth Fund Investor Class	931,630	38,476,336
Heritage Fund Investor Class(2)	2,289,476	44,667,683
Mid Cap Value Fund Investor Class	3,359,387	52,540,808
Small Cap Growth Fund Investor Class(2)	521,688	8,988,687
Small Cap Value Fund Investor Class	918,451	8,266,060
Sustainable Equity Fund Investor Class	2,477,378	103,158,029
		374,020,403
International Fixed Income Funds — 16.0%
Emerging Markets Debt Fund Investor Class	2,773,586	24,490,764
Global Bond Fund Investor Class	11,080,197	95,400,493
International Bond Fund Investor Class(2)	6,135,278	66,015,591
		185,906,848
International Equity Funds — 13.1%
Global Real Estate Fund Investor Class(2)	1,029,865	11,967,027
International Growth Fund Investor Class(2)	5,309,567	64,458,149
International Small-Mid Cap Fund Investor Class(2)	1,286,936	12,174,415
International Value Fund Investor Class	8,081,153	64,487,603
		153,087,194
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,131,448,762)		1,165,284,942
OTHER ASSETS AND LIABILITIES†		(3,605)
TOTAL NET ASSETS — 100.0%		$1,165,281,337

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$269,992	$14,011	$81,782	$697	$202,918	21,450	$(12,681)	$5,764
High Income Fund	16,283	628	5,040	395	12,266	1,480	(817)	628
Inflation-Adjusted Bond Fund	91,358	21,423	3,448	(8,028)	101,305	9,285	(435)	4,852
Short Duration Fund	77,248	5,860	7,012	(494)	75,602	7,707	(448)	1,683
Short Duration Inflation Protection Bond Fund	65,709	2,898	4,479	(3,948)	60,180	5,917	(14)	2,899
Disciplined Growth Fund(3)	23,392	—	1,511	379	22,260	1,136	(263)	—
Focused Large Cap Value Fund	94,648	5,695	4,947	266	95,662	9,624	(146)	5,696
Growth Fund	38,666	686	978	102	38,476	932	(283)	655
Heritage Fund(3)	30,143	13,912	—	613	44,668	2,289	—	—
Mid Cap Value Fund	71,490	3,782	18,167	(4,564)	52,541	3,359	2,039	3,715
Small Cap Growth Fund(3)	18,824	—	14,387	4,552	8,989	522	(4,550)	—
Small Cap Value Fund	18,806	278	9,933	(885)	8,266	918	(381)	278
Sustainable Equity Fund	78,627	31,860	7,940	611	103,158	2,477	1,437	599
Emerging Markets Debt Fund	25,113	740	2,098	736	24,491	2,774	(355)	740
Global Bond Fund	90,396	16,309	4,865	(6,440)	95,400	11,080	(760)	5,240
International Bond Fund(3)	66,638	1,095	275	(1,442)	66,016	6,135	(53)	—
Global Real Estate Fund(3)	9,884	3,798	1,063	(652)	11,967	1,030	(221)	—
International Growth Fund(3)	54,269	7,767	4,302	6,724	64,458	5,310	(1,205)	—
International Small-Mid Cap Fund(3)	11,047	1,014	—	113	12,174	1,287	—	—
International Value Fund	62,348	1,550	7,029	7,619	64,488	8,081	(1,132)	1,550
Equity Growth Fund	40,016	2,586	33,588	(9,014)	—	—	4,963	2,586
	$1,254,897	$135,892	$212,844	$(12,660)	$1,165,285	102,793	$(15,305)	$36,885
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.